Provisions - Non-tax-related proceedings (Details) £ in Millions, zł in Millions		1 Months Ended			6 Months Ended		12 Months Ended			42 Months Ended
	May 29, 2020	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 PLN (zł)	Nov. 30, 2018	Jun. 30, 2020 EUR (€) numberOfClaims attorney_general arbitrationCase	Jun. 30, 2020 PLN (zł) numberOfClaims attorney_general arbitrationCase	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 PLN (zł)	Jun. 07, 2017 EUR (€)
Disclosure of provision matrix [line items]
Provisions		€ 11,948,000,000			€ 11,948,000,000		€ 13,987,000,000			€ 11,948,000,000
Number of cumulative customer claims received | numberOfClaims					4,500,000	4,500,000
Number of customer claims under review | numberOfClaims					290,000	290,000
Number of future expected customer claims | numberOfClaims					8,000	8,000
Reserve of equity component of convertible instruments		611,000,000			€ 611,000,000		598,000,000			611,000,000
Number of state Attorneys General represented by executive committee | attorney_general					33	33
Arbitration cases received by FINRA | arbitrationCase					764	764
Arbitration cases pending by FINRA | arbitrationCase					346	346
Balance of relevant mortgage loans that could result in an additional charge to provisions		3,254,000,000			€ 3,254,000,000					3,254,000,000
Compensation sought in litigation claim					112,000,000
Portfolio of mortgage loans denominated or indexed to CHF					2,276,000,000	zł 10,114.0
Banco Popular Espanol SA
Disclosure of provision matrix [line items]
Estimated cost of compensation to shareholders and bondholders														€ 680,000,000
Reserve of equity component of convertible instruments														€ 535,000,000
Delforca Case To Request Court Judgment On The Validity Of The Swaps
Disclosure of provision matrix [line items]
Arbitration matter, amount claimed by entity					66,000,000
Arbitration matter, amount claimed by counterparty					56,800,000
"Planos Econmicos"
Disclosure of provision matrix [line items]
Period of suspension of economic plan processes				2 years
Extended agreement term period	5 years
Floor Clauses
Disclosure of provision matrix [line items]
Provisions		80,000,000			80,000,000		80,000,000			80,000,000
Maximum risk					900,000,000
Use of the available provisions							45,000,000	€ 119,000,000	€ 238,000,000	402,000,000
Provision for CHF Polish Mortgage Loans
Disclosure of provision matrix [line items]
Provisions							40,900,000						zł 173.0
Additional provisions charged to income statement		14,200,000	zł 63.2
Provisions for PPI
Disclosure of provision matrix [line items]
Provisions		€ 166,000,000			166,000,000		€ 222,000,000			€ 166,000,000	£ 151	£ 189
Additional provisions charged to income statement					€ 0